Financial Instruments - Fair Values and Risk Management - Additional Information (Detail)			1 Months Ended				12 Months Ended
	Mar. 01, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€) Customer	Dec. 31, 2019 EUR (€) Customer	Dec. 31, 2018 EUR (€) Customer
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2, assets							€ 0	€ 0
Transfers between Level 1 and Level 2, liabilities							0	0
Transfers between Level 2 and Level 1, assets							0	0
Transfers between Level 2 and Level 1, liabilities							0	0
Transfers into Level 3, assets							0	0
Transfers out of Level 3, assets							0	0
Transfers into Level 3, liabilities							0	0
Transfers out of Level 3, liabilities							0	0
Current and non-current receivables				€ 2,418,000			2,418,000	1,780,000
Cash and cash equivalents				48,187,000			48,187,000	39,799,000
Cash consideration received for asset disposal							2,888,000	66,000	€ 572,000
Long-term loan				16,426,000			16,426,000	€ 18,412,000
Unused credit lines				€ 23,916,000			€ 23,916,000
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				57.90%			57.90%	49.90%
Disposal of major subsidiary [member]
Disclosure of detailed information about financial instruments [line items]
Purchase price adjustments on cash consideration	€ 1,800,000
Disposal of major subsidiary [member] | IMPE S.p.A. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from sale of interests in subsidiary	€ 6,100,000	€ 4,900,000
Events After Reporting Period | Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term loan			€ 5,000,000
Long-term debt interest rate basis			six-month Euribor (360)
Long-term debt interest rate spread			2.75%
Land [Member]
Disclosure of detailed information about financial instruments [line items]
Cash consideration received for asset disposal						€ 2,800,000
Receivables from sale of properties, period						2 years
Additional consideration receivable from asset sale						€ 2,500,000
Industrial Real Estate Complex [member] | Non-current Assets Held For Sale [member]
Disclosure of detailed information about financial instruments [line items]
Cash consideration on disposal of non-current assets held for sale				€ 1,300,000			€ 1,300,000
Industrial Real Estate Complex [member] | Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member]
Disclosure of detailed information about financial instruments [line items]
Cash consideration on disposal of non-current assets held for sale			€ 1,250,000	€ 1,300,000			€ 1,300,000
Description of non-current asset or disposal group held for sale which were sold or reclassified			Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters.	Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters			Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello”, located in the city of Altamura (Bari), just a few miles away from its headquarters.
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer							0	0
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer							0	0	0
Percentage of concentration risk				5.00%			5.00%	5.00%	5.00%
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of uncollected outstanding balances of trade receivable in case of customer insolvency				85.00%			85.00%
Percentage of insured trade receivables				15.00%			15.00%
Current and non-current receivables				€ 13,197,000			€ 13,197,000	€ 12,242,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Additional renewal term of factoring agreement					5 years
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers							30 days
Borrowings interest rate				3.00%			3.00%	3.00%
Bottom Of Range [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk				5.00%			5.00%	5.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers							90 days
Temporarily extended payment period for certain customers							120 days
Borrowings interest rate				12.00%			12.00%	12.00%
Top of range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings					€ 40,000,000